Vessels, net, Newbuilding Vessels' Delivery (Details) - Hull 1597/ P. Marseille [Member] - USD ($) $ in Thousands		6 Months Ended
	Jan. 14, 2026	Jun. 30, 2026
Newbuilding Vessels' Delivery [Abstract]
Hull delivery date		January 13, 2026
Reclassified to vessels, net	$ 68,753
Gross contract price	$ 45,000